T. ROWE PRICE Target 2030 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 48.1%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  88,714 6,567 5,552 19,057,319 89,379
New Income Fund  73,698 4,620 4,983 9,326,183 72,558
International Bond Fund (USD
Hedged)  28,298 1,129 1,928 3,256,137 27,482
Emerging Markets Bond Fund  17,168 752 1,104 1,704,620 16,688
Dynamic Global Bond Fund  17,226 591 1,120 2,205,875 16,676
High Yield Fund  12,473 1,045 796 2,142,277 12,639
U.S. Treasury Long-Term Index
Fund  12,344 615 872 1,734,850 11,780
Floating Rate Fund  4,112 278 258 453,490 4,127
Dynamic Credit Fund  3,818 482 256 473,354 3,995
Total Bond Funds (Cost $265,089) 255,324
EQUITY FUNDS 51.1%
T. Rowe Price Funds:
Value Fund  44,853 559 2,462 783,464 45,770
Growth Stock Fund  46,001 1,943 2,616 383,586 43,568
U.S. Large-Cap Core Fund  24,529 314 1,074 496,673 24,560
Equity Index 500 Fund  24,247 345 1,563 114,361 22,845
International Value Equity Fund  21,894 249 1,502 735,185 20,335
Overseas Stock Fund  19,053 237 785 1,010,936 18,723
Real Assets Fund  17,499 210 742 830,244 17,311
International Stock Fund  17,636 202 1,334 704,733 16,716
Hedged Equity Fund  16,085 552 915 1,113,919 15,851
Emerging Markets Discovery Stock
Fund  9,170 99 548 373,143 8,217
Emerging Markets Stock Fund  8,706 99 426 145,466 8,136
Mid-Cap Growth Fund  8,049 91 702 73,021 7,527
Mid-Cap Value Fund  8,337 91 971 194,306 7,506
New Horizons Fund (2) 5,225 56 453 77,215 4,669
Small-Cap Stock Fund  4,934 56 376 69,901 4,592
Small-Cap Value Fund  5,222 56 681 73,808 4,530
Total Equity Funds (Cost $153,053) 270,856
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 523 468 566 55
Total Other Mutual Funds (Cost $55) 55

T. ROWE PRICE Target 2030 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds  0.8%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 8,745 2,613 7,375 3,983,268 3,983
Total Short-Term Investments (Cost $3,983) 3,983
Total Investments in Securities 100.0%
(Cost $422,180) $ 530,218
Other Assets Less Liabilities (0.0)% (206)
Net Assets 100.0% $ 530,012
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (4) $ (49) $ 78
Dynamic Global Bond Fund  (114) (21) 277
Emerging Markets Bond Fund  (81) (128) 285
Emerging Markets Discovery Stock Fund  217 (504) —
Emerging Markets Stock Fund  139 (243) —
Equity Index 500 Fund  501 (184) 66
Floating Rate Fund  (8) (5) 75
Growth Stock Fund  58 (1,760) —
Hedged Equity Fund  35 129 —
High Yield Fund  (24) (83) 231
International Bond Fund (USD Hedged)  (146) (17) 182
International Stock Fund  439 212 —
International Value Equity Fund  1,331 (306) —
Limited Duration Inflation Focused Bond Fund  (221) (350) 374
Mid-Cap Growth Fund  77 89 —
Mid-Cap Value Fund  309 49 —
New Horizons Fund  58 (159) —
New Income Fund  (552) (777) 913
Overseas Stock Fund  533 218 —
Real Assets Fund  249 344 —
Small-Cap Stock Fund  135 (22) —
Small-Cap Value Fund  201 (67) —
Transition Fund  (3) — 3
U.S. Large-Cap Core Fund  405 791 —
U.S. Treasury Long-Term Index Fund  (121) (307) 135
Value Fund  1,120 2,820 —
U.S. Treasury Money Fund, 3.74% — — 54
Totals $ 4,533# $ (330) $ 2,673+

T. ROWE PRICE Target 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,673 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2030 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F187-054Q1 08/26